Commitments and contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 22 – Commitments and contingencies

Lease agreement

In April 2010, the Company entered into a lease agreement to lease three office units in Beijing from June 15, 2010 to June 14, 2013, with monthly lease payments of $22,688 (RMB 145,529) and monthly management fees of $4,003 (RMB 25,681). On August 12, 2010, the Company renewed the lease agreement to relocate the office units and lease the new units from August 15, 2010 to June 14, 2013, with monthly lease payments of $10,845 (RMB 69,565) and monthly management fee of $1,914 (RMB 12,276). The prior lease was terminated on August 14, 2010.

In August 2011, the Company entered into another lease agreement for three different office units within the same building to replace the above lease. The new lease is from September 15, 2011 to June 14, 2013, with monthly lease payments of $7,258 (RMB 46,565) and monthly management fees of $1,281 (RMB 8,184). The prior lease agreement was terminated on September 14, 2011.

Zhonghong is leasing an office place in Zhengzhou from February 25, 2011 to August 24, 2013, with monthly lease payments of $5,780 (RMB 37,075).

Hongli leased an office in Pingdingshan from October 1, 2010 to September 30, 2011, with monthly lease payments of $2,108 (RMB 13,520). The lease was renewed from October 2011 to September 30 2012, with monthly lease payment of $2,550 (RMB 16,220). As of the date of this prospectus, the Company has not renewed the lease.

For the years ended June 31, 2012, and 2011, lease expense were $154,221, and $363,130, respectively.

As of June 30, 2012, total future minimum lease payments for the unpaid portion under an operating lease were as follows:

Year ending June 30,	Amount
2013	$179,317
2014	10,571
2015	-
Total	$189,888

Purchase commitment

The Company entered into several contracts with contractors and suppliers for the construction of its new coking facility and for equipment purchases. As of June 30, 2012, the aggregate contract amount was approximately $64,923,852. The Company has made payments of approximately $58,172,148, with the remaining $6,751,704 to be paid based on construction progress.

The Company signs annual framework purchase agreements with its vendors covering calendar year period and estimating quarterly purchase quantity and amount. For calendar year ended December 31, 2012, the aggregate purchase contract amount was approximately $97.9 million (RMB 621.8 million). The Company has purchased approximately $31.2 million (RMB 198.4 million) during the six months ended June 30, 2012, with the remaining approximately $66.6 million (RMB 423.4 million) to be paid based on purchase contracts.